INTERESTS IN JOINT ARRANGEMENTS (Details Textual) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Apr. 01, 2019 CLP ($)	Sep. 24, 2012
Disclosure Of Interests In Joint Arrangements [Line Items]
Capital commitments	$ 2,711
Proportion of ownership interest in joint venture	50.00%
Arauco [Member]
Disclosure Of Interests In Joint Arrangements [Line Items]
Capital commitments	$ 2,097	$ 1,570,000
Capital Contribution	$ 796
Flakeboard [Member]
Disclosure Of Interests In Joint Arrangements [Line Items]
Percentage of voting equity interests acquired			100.00%